FLEXSHARES® TRUST

FlexShares® Credit-Scored US Corporate Bond Index Fund

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

FlexShares® High Yield Value-Scored Bond Index Fund

SUPPLEMENT DATED JUNE 12, 2020

TO THE PROSPECTUS DATED MARCH 1, 2020 (AS REVISED MARCH 12, 2020), AS SUPPLEMENTED

Brandon Ferguson is no longer a portfolio manager of the FlexShares® High Yield Value-Scored Bond Index Fund. Bradley Camden will continue to serve as a portfolio manager of the FlexShares® High Yield Value-Scored Bond Index Fund and will be joined by Eric R. Williams to assume portfolio management responsibilities for the Fund.

Additionally, Mike T. Doyle is no longer a portfolio manager of both the FlexShares® Credit-Scored US Corporate Bond Index Fund and FlexShares® Credit-Scored US Long Corporate Bond Index Fund. Bradley Camden and Brandon P. Ferguson continue to serve as portfolio managers to the FlexShares® Credit-Scored US Corporate Bond Index Fund and FlexShares® Credit-Scored US Long Corporate Bond Index Fund.

Accordingly, effective immediately, the Prospectus is updated as follows:

1. For the FlexShares® High Yield Value-Scored Bond Index Fund, the following replaces the paragraph under “Management” on page 159:

Investment Adviser and Portfolio Managers. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. Bradley Camden, Senior Vice President of Northern Trust Investments, Inc. and Eric R. Williams, Vice President of NTI, have served as Portfolio Managers of the Fund since its inception and June 2020, respectively.

2. The following replaces the second full sub-paragraph for the FlexShares® High Yield Value-Scored Bond Index Fund on page 211 under “Description of Fund Management – Portfolio Managers”:

Eric R. Williams is Vice President of NTI. Mr. Williams joined NTI in January 2010 and has assisted in the management of various fixed income funds.

3. All references to Mike T. Doyle in the Prospectus are hereby deleted.

Please retain this Supplement with your Prospectus for future reference.

FLEXSHARES® TRUST

FlexShares® Credit-Scored US Corporate Bond Index Fund

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

FlexShares® High Yield Value-Scored Bond Index Fund

SUPPLEMENT DATED JUNE 12, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MARCH 1, 2020, AS SUPPLEMENTED

Brandon Ferguson is no longer a portfolio manager of the FlexShares® High Yield Value-Scored Bond Index Fund. Bradley Camden will continue to serve as a portfolio manager of the FlexShares® High Yield Value-Scored Bond Index Fund and will be joined by Eric R. Williams to assume portfolio management responsibilities for the Fund.

Additionally, Mike T. Doyle is no longer a portfolio manager of both the FlexShares® Credit-Scored US Corporate Bond Index Fund and FlexShares® Credit-Scored US Long Corporate Bond Index Fund. Bradley Camden and Brandon P. Ferguson continue to serve as portfolio managers to the FlexShares® Credit-Scored US Corporate Bond Index Fund and FlexShares® Credit-Scored US Long Corporate Bond Index Fund.

Accordingly, effective immediately, the SAI is updated as follows:

1. The disclosure as to the portfolio managers of the FlexShares® High Yield Value-Scored Bond Index Fund in the table under the section entitled “Portfolio Managers” beginning on page 84 of the SAI is replaced with the following:

NAME OF FUND	PORTFOLIO MANAGERS

FlexShares® High Yield Value-Scored Bond Index Fund	Bradley Camden and Eric R. Williams

2. The following disclosure is added under the section entitled “Portfolio Managers – Accounts Managed by Portfolio Managers” beginning on page 85 of the SAI:

The table below discloses accounts within each type of category listed below for which Eric R. Williams was jointly and primarily responsible for day-to-day portfolio management as of May 31, 2020.

Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance
FlexShares Trust:	0	$0	0	$0
Other Registered Investment Companies:	1	$3,220,955,000	0	$0
Other Pooled Investment Vehicles:	1	$372,465,000	0	$0
Other Accounts:	1	$237,715,000	0	$0

3. The following disclosure is added in the table under the section entitled “Portfolio Managers – Disclosure of Securities Ownership” on page 89 of the SAI:

Shares Beneficially Owned by	Fund	Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest

Eric R. Williams*	FlexShares® High Yield Value-Scored Bond Index Fund	$10,001 - $50,000

*Ownership information as of May 31, 2020.

4. All references to Mike T. Doyle in the SAI are hereby deleted.

Please retain this Supplement with your SAI for future reference.

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